CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 4: CASH AND RESTRICTED CASH

Cash and restricted cash are as follows:

	December 31, 2021	December 31, 2020
Cash on hand	$646	$141
Bank balances	55,683	29,517
Restricted cash	114,199	28,746
Total	$170,528	$58,404

ASU 2016-18, “Statements of Cash Flows” (Topic 230) was adopted by the Company in 2017. In accordance with this standard, restricted cash and restricted cash equivalents is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statements of Cash Flows. During the years ended December 31, 2021 and 2020 there were no cash equivalents.